Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Unrecognized tax benefits Beginning balance	$ 6.0	$ 5.8	$ 5.0
Gross increases - tax positions in current periods	2.0	1.1	1.0
Settlements and closing of statute of limitations		(0.9)	(0.2)
Unrecognized tax benefits Ending balance	$ 8.0	$ 6.0	$ 5.8